Borrowing facilities - Schedule of undrawn committed borrowing facilities (Details) - GBP (£) £ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	£ 8,007	£ 7,832
Less than 1 year
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	0	0
In 1 to 2 years
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	5,408	0
In 2 to 3 years
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	604	5,982
In 3 to 4 years
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	1,745	105
In 4 to 5 years
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	0	1,745
More than 5 years
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	£ 250	£ 0